[DECHERT LLP LETTERHEAD]

May 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE: THE WEISS FUND, FILE NOS. 33-95688, 811-09084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Weiss Fund (the "Trust") that the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A ("PEA 21") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 21. I hereby further certify that PEA 21 was filed electronically with the Commission on April 30, 2009 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7173 if you have any questions.

Very truly yours,

/s/ Christopher D. Christian
Christopher D. Christian